Income Taxes (Schedule of Unrecognized Tax Benefits) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Reconciliation of Unrecognized Tax Benefits, Excluding Amounts Pertaining to Examined Tax Returns [Roll Forward]
Balances at beginning balance	$ 221	$ 1,697
Decrease for positions taken in prior years	(158)	(1,476)
Balances at ending balance	$ 63	$ 221